CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Mar. 31, 2013
Current Assets:
Cash and Cash Equivalents	$ 13,839,000	$ 14,104,000
Accounts Receivable, Net	76,964,000	78,240,000
Inventories:
Finished Goods	304,955,000	351,231,000
Work in Process	12,353,000	10,032,000
Raw Materials and Supplies	133,942,000	118,467,000
Total Inventories	451,250,000	479,730,000
Deferred Income Tax Asset, Net	8,412,000	9,400,000
Other Current Assets	33,594,000	25,299,000
Assets Current	584,059,000	606,773,000
Deferred Tax Assets, Net, Noncurrent		2,097,000
Other Assets	877,000	1,179,000
Property, Plant and Equipment:
Land	19,639,000	19,639,000
Buildings and Improvements	180,202,000	178,847,000
Machinery and Equipment	347,935,000	337,365,000
Property, Plant and Equipment	547,776,000	535,851,000
Accumulated Depreciation, Depletion and Amortization	363,859,000	347,444,000
Property, Plant and Equipment, Net	183,917,000	188,407,000
Total Assets	768,853,000	798,456,000
Current Liabilities:
Notes Payable	12,255,000
Accounts Payable	71,219,000	72,128,000
Accrued Vacation	10,997,000	10,877,000
Accrued Payroll	7,516,000	7,537,000
Other Accrued Expenses	26,111,000	25,062,000
Income Taxes Payable	913,000	4,100,000
Current Portion of Long-Term Debt	2,277,000	40,170,000
Liabilities Current	131,288,000	159,874,000
Long-Term Debt, Less Current Portion	216,239,000	230,016,000
Deferred Income Taxes, Net	339,000
Other Long-Term Liabilities	27,355,000	41,400,000
Total Liabilities	375,221,000	431,290,000
Stockholders' Equity:
Preferred Stock	5,332,000	5,422,000
Common Stock	2,958,000	2,955,000
Additional Paid-in Capital	93,260,000	93,069,000
Treasury Stock, at cost	(29,894,000)	(31,204,000)
Accumulated Other Comprehensive Loss	(11,252,000)	(22,548,000)
Retained Earnings	333,228,000	319,472,000
Total Stockholders' Equity	393,632,000	367,166,000
Total Liabilities and Stockholders Equity	$ 768,853,000	$ 798,456,000